Other Assets - Quantitive Assumptions Used for MSRs (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Minimum
Quantitative assumptions used in determining lower of cost or fair value of MSRs
Conditional prepayment rate (as a percent)	8.54%	9.13%
Life (of the MSR)	3 years 10 months 21 days	3 years 9 months 11 days
Weighted-average coupon rate (as a percent)	4.02%	3.98%
Discount rate (as a percent)	10.50%	10.50%
Maximum
Quantitative assumptions used in determining lower of cost or fair value of MSRs
Conditional prepayment rate (as a percent)	16.50%	18.03%
Life (of the MSR)	7 years 5 months 1 day	7 years 2 months 1 day
Weighted-average coupon rate (as a percent)	7.02%	7.07%
Discount rate (as a percent)	10.52%	10.52%
Weighted Average
Quantitative assumptions used in determining lower of cost or fair value of MSRs
Conditional prepayment rate (as a percent)	9.20%	10.08%
Life (of the MSR)	6 years 4 months 10 days	6 years 9 months 18 days
Weighted-average coupon rate (as a percent)	4.08%	4.14%
Discount rate (as a percent)	10.50%	10.50%